[LETTERHEAD OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY]

May 3, 2007

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Southern Farm Bureau Life Insurance Company Southern Farm Bureau Life Variable Life Account Post-Effective Amendment No. 8 (File No. 333-68114)

Commissioners:

On behalf of Southern Farm Bureau Life Insurance Company (the “Company”) and Southern Farm Bureau Life Variable Life Account (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of  prospectus and statement of additional information for the adjustable premium variable life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account.  That registration statement was filed electronically with the Commission on April 27, 2007.

If you have any questions or comments regarding this filing, please call the undersigned at (601) 981-7422 or Ann Furman at (202) 965-8130.

Sincerely,

SOUTHERN FARM BUREAU LIFE
INSURANCE COMPANY

/s/ Joseph A. Purvis

Joseph A. Purvis
Senior Vice President, General Counsel
and Secretary

cc: Ann B. Furman, Esq.